Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 17,068	€ 19,670
Fair value hedges | US Dollars
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	€ 2,723
Hedging instrument	107
Bonds issued	€ 2,684
Cash flow hedges | Sustainability
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 39